CAPITAL STRUCTURE - Shares Repurchased by the Company - Additional Information (Detail) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 08, 2018	Mar. 21, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Structure [Line Items]
Treasury shares, shares				19,219,846	103,237,171
Ordinary shares, issued				1,456,547,942	1,538,500,172
Ordinary shares, outstanding				1,437,328,096	1,435,263,001
Treasury Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)					96,571,065
Treasury Shares [Member] | 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount		$ 500,000
Stock repurchase program period		3 years
Treasury Shares [Member] | Second 2018 Share Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000
Stock repurchase program period	3 years
Treasury Shares [Member] | Stock Repurchase Program [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)				0	96,571,065
Retirement of shares (in shares)				81,952,230	0
Treasury Shares [Member] | Stock Repurchase Program [Member] | Subsequent Event [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)			9,446,472
Treasury Shares [Member] | Stock Repurchase Program [Member] | American Depository Shares [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)					32,190,355
Treasury Shares [Member] | Stock Repurchase Program [Member] | American Depository Shares [Member] | Subsequent Event [Member]
Capital Structure [Line Items]
Shares repurchased by the Company (in ADSs or in shares)			3,148,824